Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other income [Abstract]
Table of Other operating income

	2023	2022	2021
Adjustments and interest on miscellaneous receivables	27,530,770	21,267,898	15,317,617
Rental of safe deposit boxes	8,069,353	9,109,074	9,707,584
Fees expenses recovered	2,339,878	2,569,661	2,344,644
Proceeds from electronic transactions	1,098,672	1,141,101	1,280,231
Income related to foreign trade	901,679	1,084,258	1,511,289
Gain from the sale of non-current assets held for sale	—	1,420,141	—
Result for initial recognition of Argentine Government Securities	—	—	92,780
Other operating income	27,307,565	29,308,178	19,462,414

TOTAL	67,247,917	65,900,311	49,716,559